RELATED PARTY TRANSACTIONS - Founder shares (Details) - Mars Acquisition Corporation - $ / shares		12 Months Ended
	Oct. 20, 2021	Sep. 30, 2024	Sep. 30, 2022	Sep. 30, 2023
RELATED PARTY TRANSACTIONS
Ordinary shares, outstanding		2,392,000		2,392,000
Founder Shares
RELATED PARTY TRANSACTIONS
Number of shares issued	586,500
Sponsor
RELATED PARTY TRANSACTIONS
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		60 days
Sponsor | Founder Shares
RELATED PARTY TRANSACTIONS
Number of shares issued	138,500		1,000,000
Ordinary shares, outstanding	1,138,500	1,725,000		1,725,000